INVESTMENTS - Change of investments (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
CHANGES IN INVESTMENTS
Held for sale	R$ 740,382
Provision for losses on investments	1,366,664	R$ 1,611,875
EQUITY ATTRIBUTABLE TO OWNERS OF THE COMPANY
CHANGES IN INVESTMENTS
Balance at the beginning of the period	26,996,243	26,956,264	R$ 26,479,458
Capital contribution/ reduction	103,309	68,169	343,643
Transfer to assets held for sale/Write-off	(761,213)
Write-off		(2,941)
Other Comprehensive Results	203,756	(176,692)	(87,419)
AFAC Capitalization	11,025	207,715	451,205
Adjustments	(11,371)	136,710	(661,517)
Acquisition of control	(305,623)
Capital Increase/Reduction	3,744
Dividends and Interest on Shareholder's equity	(1,968,433)	(1,362,493)	(1,143,084)
Equity Method	1,431,588	1,335,498	1,245,626
Provision for loss	66,147	(165,985)	328,353
Balance at the end of the period	25,769,172	26,996,243	26,956,264
Lajeado Energia S.A.
CHANGES IN INVESTMENTS
Balance at the beginning of the period	90,340
Balance at the end of the period	99,516	90,340
Lajeado Energia S.A. | EQUITY ATTRIBUTABLE TO OWNERS OF THE COMPANY
CHANGES IN INVESTMENTS
Balance at the beginning of the period	90,340	67,230	79,923
Other Comprehensive Results	175		(67)
Adjustments			4,838
Dividends and Interest on Shareholder's equity	(126,889)		(78,566)
Equity Method	135,890		61,102
Balance at the end of the period	99,516	90,340	67,230
CEB Lajeado
CHANGES IN INVESTMENTS
Balance at the beginning of the period	67,956
Balance at the end of the period	74,160	67,956
CEB Lajeado | EQUITY ATTRIBUTABLE TO OWNERS OF THE COMPANY
CHANGES IN INVESTMENTS
Balance at the beginning of the period	67,956	63,047	52,804
Other Comprehensive Results	18		(18)
Dividends and Interest on Shareholder's equity	(25,769)		(17,232)
Equity Method	31,955		27,493
Balance at the end of the period	74,160	67,956	63,047
Paulista Lajeado Energia s.a
CHANGES IN INVESTMENTS
Balance at the beginning of the period	38,056
Balance at the end of the period	37,925	38,056
Paulista Lajeado Energia s.a | EQUITY ATTRIBUTABLE TO OWNERS OF THE COMPANY
CHANGES IN INVESTMENTS
Balance at the beginning of the period	38,056	29,967	30,241
Dividends and Interest on Shareholder's equity	(19,502)		(7,259)
Equity Method	19,371	8,089	6,985
Balance at the end of the period	37,925	38,056	29,967
Energetics Aguas da Pedra S.A. - EAPSA
CHANGES IN INVESTMENTS
Balance at the beginning of the period	244,444
Balance at the end of the period	291,327	244,444
Energetics Aguas da Pedra S.A. - EAPSA | EQUITY ATTRIBUTABLE TO OWNERS OF THE COMPANY
CHANGES IN INVESTMENTS
Balance at the beginning of the period	244,444	233,604	218,301
Dividends and Interest on Shareholder's equity	(50,894)	(48,248)	(41,939)
Equity Method	97,777	59,088	57,242
Balance at the end of the period	291,327	244,444	233,604
Outros | EQUITY ATTRIBUTABLE TO OWNERS OF THE COMPANY
CHANGES IN INVESTMENTS
Balance at the beginning of the period		2,681,493	2,647,487
Capital contribution/ reduction			(132,841)
Other Comprehensive Results			(77,231)
AFAC Capitalization			114,005
Adjustments			(79,067)
Dividends and Interest on Shareholder's equity			(381,941)
Equity Method			545,569
Provision for loss			45,512
Balance at the end of the period			2,681,493
Companhia de Transmisso de Energia Eltrica Paulista - CTEEP.
CHANGES IN INVESTMENTS
Balance at the beginning of the period	4,314,282
Balance at the end of the period	4,451,016	4,314,282
Companhia de Transmisso de Energia Eltrica Paulista - CTEEP. | EQUITY ATTRIBUTABLE TO OWNERS OF THE COMPANY
CHANGES IN INVESTMENTS
Balance at the beginning of the period	4,314,282
Capital contribution/ reduction	11,843
Other Comprehensive Results	(4,084)
Capital Increase/Reduction	9,082
Dividends and Interest on Shareholder's equity	(846,968)
Equity Method	966,861
Balance at the end of the period	4,451,016	4,314,282
Manaus Construtora
CHANGES IN INVESTMENTS
Write-off		20,831
Companhia de Transmisso de Energia Eltrica Paulista - CTEEP. | EQUITY ATTRIBUTABLE TO OWNERS OF THE COMPANY
CHANGES IN INVESTMENTS
Balance at the beginning of the period		3,681,099	4,024,671
Other Comprehensive Results			(15,133)
Adjustments			(363,685)
Dividends and Interest on Shareholder's equity			(358,579)
Equity Method			393,825
Balance at the end of the period			3,681,099
Companhia de Transmisso de Energia Eltrica Paulista - CTEEP. | Companhia de Transmisso de Energia Eltrica Paulista - CTEEP. | EQUITY ATTRIBUTABLE TO OWNERS OF THE COMPANY
CHANGES IN INVESTMENTS
Balance at the beginning of the period	4,314,282	3,681,099
Other Comprehensive Results		(92,138)
Dividends and Interest on Shareholder's equity		(412,819)
Equity Method		1,138,140
Balance at the end of the period		4,314,282	3,681,099
Rouar S.A. | EQUITY ATTRIBUTABLE TO OWNERS OF THE COMPANY
CHANGES IN INVESTMENTS
Balance at the beginning of the period	128,315	109,643	124,448
Other Comprehensive Results	10,990	31,760	5,029
Capital Increase/Reduction	(5,338)
Dividends and Interest on Shareholder's equity	(5,099)	(18,622)	(21,060)
Equity Method	5,396	5,534	1,226
Balance at the end of the period	134,264	128,315	109,643
Lajeado Energia S.A. | EQUITY ATTRIBUTABLE TO OWNERS OF THE COMPANY
CHANGES IN INVESTMENTS
Balance at the beginning of the period	90,340	67,230
Other Comprehensive Results		13
Dividends and Interest on Shareholder's equity		(73,496)
Equity Method		96,593
Balance at the end of the period		90,340	67,230
CEB Lajeado | EQUITY ATTRIBUTABLE TO OWNERS OF THE COMPANY
CHANGES IN INVESTMENTS
Balance at the beginning of the period	67,956	63,047
Other Comprehensive Results		4
Dividends and Interest on Shareholder's equity		(19,139)
Equity Method		24,044
Balance at the end of the period		67,956	63,047
Fronteira Oeste Transmissora de Energia | EQUITY ATTRIBUTABLE TO OWNERS OF THE COMPANY
CHANGES IN INVESTMENTS
Balance at the beginning of the period	79,003
Acquisition of control	(105,018)
Equity Method	2,134
Provision for loss	23,881
Balance at the end of the period		79,003
Others.
CHANGES IN INVESTMENTS
Balance at the beginning of the period	877,630
Balance at the end of the period	777,449	877,630
Provision for losses on investments	7,294	2,531
Norte Energia S.A. - NESA
CHANGES IN INVESTMENTS
Balance at the beginning of the period	6,600,626
Balance at the end of the period	6,384,303	6,600,626
Norte Energia S.A. - NESA | EQUITY ATTRIBUTABLE TO OWNERS OF THE COMPANY
CHANGES IN INVESTMENTS
Balance at the beginning of the period	6,600,626	7,030,651	6,595,928
Equity Method	(216,323)	(430,025)	167,128
Provision for loss			267,595
Balance at the end of the period	6,384,303	6,600,626	7,030,651
Energia Sustentavel do Brasil S.A. - ESBR
CHANGES IN INVESTMENTS
Balance at the beginning of the period	3,250,575
Balance at the end of the period	3,295,627	3,250,575
Provision for losses on investments	309,617	432,250
Energia Sustentavel do Brasil S.A. - ESBR | EQUITY ATTRIBUTABLE TO OWNERS OF THE COMPANY
CHANGES IN INVESTMENTS
Balance at the beginning of the period	3,250,575	2,840,844	2,976,447
AFAC Capitalization		144,400	337,200
Equity Method	(77,581)	(123,695)	(38,299)
Provision for loss	122,633	389,026	(434,504)
Balance at the end of the period	3,295,627	3,250,575	2,840,844
Belo Monte Transmissora de Energia SPE S.A
CHANGES IN INVESTMENTS
Provision for losses on investments		111,374
Belo Monte Transmissora de Energia SPE S.A | EQUITY ATTRIBUTABLE TO OWNERS OF THE COMPANY
CHANGES IN INVESTMENTS
Balance at the beginning of the period	1,702,719	1,574,228	1,303,752
Adjustments	(43,996)	32,482	(14,936)
Dividends and Interest on Shareholder's equity	(37,963)	(17,124)	(2,613)
Equity Method	162,902	144,195	89,611
Provision for loss	111,374	(31,062)	198,414
Balance at the end of the period	1,895,036	1,702,719	1,574,228
Interligao Eltrica do Madeira S.A. - IE Madeira
CHANGES IN INVESTMENTS
Provision for losses on investments	310,411	210,091
Interligao Eltrica do Madeira S.A. - IE Madeira | EQUITY ATTRIBUTABLE TO OWNERS OF THE COMPANY
CHANGES IN INVESTMENTS
Balance at the beginning of the period	1,375,039	1,567,055	1,491,339
Adjustments	279	(279)
Dividends and Interest on Shareholder's equity	(132,921)	(5,717)
Equity Method	267,906	24,071	75,716
Provision for loss	(100,320)	(210,091)
Balance at the end of the period	1,409,983	1,375,039	1,567,055
Madeira Energia S.A.
CHANGES IN INVESTMENTS
Balance at the beginning of the period	906,289
Balance at the end of the period		906,289
Provision for losses on investments		66,372
Madeira Energia S.A. | EQUITY ATTRIBUTABLE TO OWNERS OF THE COMPANY
CHANGES IN INVESTMENTS
Balance at the beginning of the period	906,289	1,518,931	1,852,241
Equity Method	(972,661)	(622,438)	(409,816)
Provision for loss	66,372	9,796	76,506
Balance at the end of the period		906,289	1,518,931
Norte Brasil Transmissora de Energia S.A. - NBTE (a)
CHANGES IN INVESTMENTS
Balance at the beginning of the period	795,287
Balance at the end of the period		795,287
Provision for losses on investments		78,000
Norte Brasil Transmissora de Energia S.A. - NBTE (a) | EQUITY ATTRIBUTABLE TO OWNERS OF THE COMPANY
CHANGES IN INVESTMENTS
Balance at the beginning of the period	795,287	920,276	1,082,843
Transfer to assets held for sale/Write-off	(740,382)
Adjustments	29,441	(29,443)	(208,593)
Dividends and Interest on Shareholder's equity		(87,579)	(22,211)
Equity Method	23,746	70,033	68,237
Provision for loss	(108,092)	(78,000)
Balance at the end of the period		795,287	920,276
Teles Pires Participaes S.A.
CHANGES IN INVESTMENTS
Balance at the beginning of the period	746,820
Balance at the end of the period	789,994	746,820
Teles Pires Participaes S.A. | EQUITY ATTRIBUTABLE TO OWNERS OF THE COMPANY
CHANGES IN INVESTMENTS
Balance at the beginning of the period	746,820	753,865	714,508
Capital contribution/ reduction	38,679	28,490	55,962
Equity Method	4,495	(35,535)	(29,937)
Provision for loss			13,332
Balance at the end of the period	789,994	746,820	753,865
Companhia Energetica Sinop S.A. - SINOP
CHANGES IN INVESTMENTS
Balance at the beginning of the period	555,783
Balance at the end of the period	349,256	555,783
Provision for losses on investments	354,900	218,280
Companhia Energetica Sinop S.A. - SINOP | EQUITY ATTRIBUTABLE TO OWNERS OF THE COMPANY
CHANGES IN INVESTMENTS
Balance at the beginning of the period	555,783	503,010	462,114
Capital contribution/ reduction			264,568
Equity Method	(69,907)	69,953	(39,738)
Provision for loss	(136,620)	(17,180)	(183,934)
Balance at the end of the period	349,256	555,783	503,010
Empresa de Energia Sao Manoel S.A.
CHANGES IN INVESTMENTS
Balance at the beginning of the period	434,379
Balance at the end of the period	428,168	434,379
Provision for losses on investments	177,516	197,467
Empresa de Energia Sao Manoel S.A. | EQUITY ATTRIBUTABLE TO OWNERS OF THE COMPANY
CHANGES IN INVESTMENTS
Balance at the beginning of the period	434,379	528,412	351,065
Capital contribution/ reduction			19,333
Equity Method	(26,162)	(25,260)	(6,962)
Provision for loss	19,951	(68,773)	164,976
Balance at the end of the period	428,168	434,379	528,412
Mata de Santa Genebra Transmissora S.A.
CHANGES IN INVESTMENTS
Balance at the beginning of the period	534,167
Balance at the end of the period	634,284	534,167
Provision for losses on investments	73,868	124,623
Mata de Santa Genebra Transmissora S.A. | EQUITY ATTRIBUTABLE TO OWNERS OF THE COMPANY
CHANGES IN INVESTMENTS
Balance at the beginning of the period	534,167	570,803	361,684
Capital contribution/ reduction		39,322	130,289
Dividends and Interest on Shareholder's equity	(13,559)
Equity Method	62,921	48,665	(41,815)
Provision for loss	50,755	(124,623)	120,645
Balance at the end of the period	634,284	534,167	570,803
Chapecoense Geracao S.A.
CHANGES IN INVESTMENTS
Balance at the beginning of the period	373,740
Balance at the end of the period	454,259	373,740
Chapecoense Geracao S.A. | EQUITY ATTRIBUTABLE TO OWNERS OF THE COMPANY
CHANGES IN INVESTMENTS
Balance at the beginning of the period	373,740	409,864	395,841
Dividends and Interest on Shareholder's equity	(93,861)	(148,310)	(108,460)
Equity Method	174,380	112,186	122,483
Balance at the end of the period	454,259	373,740	409,864
Interligao Eltrica Garanhuns S.A. - IE Garanhuns
CHANGES IN INVESTMENTS
Balance at the beginning of the period	324,874
Balance at the end of the period	413,106	324,874
Provision for losses on investments		38,069
Interligao Eltrica Garanhuns S.A. - IE Garanhuns | EQUITY ATTRIBUTABLE TO OWNERS OF THE COMPANY
CHANGES IN INVESTMENTS
Balance at the beginning of the period	324,874	318,267	251,729
Dividends and Interest on Shareholder's equity	(14,532)	(26,977)	(5,897)
Equity Method	64,695	36,913	36,484
Provision for loss	38,069	(3,329)	35,951
Balance at the end of the period	413,106	324,874	318,267
TSLE - Transmissora Sul Litoranea de Energia S.A. | EQUITY ATTRIBUTABLE TO OWNERS OF THE COMPANY
CHANGES IN INVESTMENTS
Balance at the beginning of the period	171,632	150,375
Capital contribution/ reduction	17,194
Acquisition of control	(200,605)
Dividends and Interest on Shareholder's equity	(13,041)
Equity Method	24,820	21,258
Balance at the end of the period		171,632	150,375
Sistema de Transmissao Nordeste S.A.- STN
CHANGES IN INVESTMENTS
Balance at the beginning of the period	217,861
Balance at the end of the period	258,272	217,861
Sistema de Transmissao Nordeste S.A.- STN | EQUITY ATTRIBUTABLE TO OWNERS OF THE COMPANY
CHANGES IN INVESTMENTS
Balance at the beginning of the period	217,861	177,158	165,749
Adjustments	36,322
Dividends and Interest on Shareholder's equity	(46,226)	(28,934)	(16,044)
Equity Method	50,315	69,637	27,453
Balance at the end of the period	258,272	217,861	177,158
Paranaiba Transmissora de Energia S.A.
CHANGES IN INVESTMENTS
Balance at the beginning of the period	173,434
Balance at the end of the period	188,675	173,434
Paranaiba Transmissora de Energia S.A. | EQUITY ATTRIBUTABLE TO OWNERS OF THE COMPANY
CHANGES IN INVESTMENTS
Balance at the beginning of the period	173,434	153,725	140,919
Dividends and Interest on Shareholder's equity	(5,732)	(6,139)	(2,986)
Equity Method	20,973	25,848	15,792
Balance at the end of the period	188,675	173,434	153,725
Transnorte Energia S.A.
CHANGES IN INVESTMENTS
Balance at the beginning of the period	25,498
Balance at the end of the period		25,498
Provision for losses on investments	133,058	108,937
Transnorte Energia S.A. | EQUITY ATTRIBUTABLE TO OWNERS OF THE COMPANY
CHANGES IN INVESTMENTS
Balance at the beginning of the period	25,498	39,973	21,149
AFAC Capitalization	9,800
Adjustments			(73)
Equity Method	(11,177)	(343)	(4,963)
Provision for loss	(24,121)	(14,132)	23,860
Balance at the end of the period		25,498	39,973
MGE Transmissao | EQUITY ATTRIBUTABLE TO OWNERS OF THE COMPANY
CHANGES IN INVESTMENTS
Balance at the beginning of the period	137,148	139,176	127,583
Equity Method		(2,028)	11,593
Balance at the end of the period		137,148	139,176
Retiro Baixo Energetica S.A.
CHANGES IN INVESTMENTS
Balance at the beginning of the period	157,183
Balance at the end of the period	168,726	157,183
Retiro Baixo Energetica S.A. | EQUITY ATTRIBUTABLE TO OWNERS OF THE COMPANY
CHANGES IN INVESTMENTS
Balance at the beginning of the period	157,183	144,796	134,277
AFAC Capitalization	1,225
Dividends and Interest on Shareholder's equity	(3,214)	(3,858)	(3,277)
Equity Method	13,532	16,245	13,796
Balance at the end of the period	168,726	157,183	144,796
Belo Monte Transmissora de Energia SPE S.A. - BMTE
CHANGES IN INVESTMENTS
Balance at the beginning of the period	1,702,719
Balance at the end of the period	1,895,036	1,702,719
Luziana-Niquealandia Transmissora de Energia S.A.
CHANGES IN INVESTMENTS
Balance at the beginning of the period	31,179
Balance at the end of the period	38,320	31,179
Luziana-Niquealandia Transmissora de Energia S.A. | EQUITY ATTRIBUTABLE TO OWNERS OF THE COMPANY
CHANGES IN INVESTMENTS
Balance at the beginning of the period	31,179
Dividends and Interest on Shareholder's equity	(5,348)
Equity Method	12,489
Balance at the end of the period	38,320	31,179
Goias Transmissao S.A.
CHANGES IN INVESTMENTS
Balance at the beginning of the period	212,431
Balance at the end of the period	177,274	212,431
Goias Transmissao S.A. | EQUITY ATTRIBUTABLE TO OWNERS OF THE COMPANY
CHANGES IN INVESTMENTS
Balance at the beginning of the period	212,431	204,859	188,574
Dividends and Interest on Shareholder's equity	(79,724)	(2,358)	(5,072)
Equity Method	44,567	9,930	21,357
Balance at the end of the period	177,274	212,431	204,859
MGE Transmissao S.A.
CHANGES IN INVESTMENTS
Balance at the beginning of the period	137,148
Balance at the end of the period	168,273	137,148
MGE Transmissao S.A. | EQUITY ATTRIBUTABLE TO OWNERS OF THE COMPANY
CHANGES IN INVESTMENTS
Balance at the beginning of the period	137,148
Dividends and Interest on Shareholder's equity	(7,332)
Equity Method	38,457
Balance at the end of the period	168,273	137,148
Transmissora Sul Litoranea de Energia S.A. - TSLE
CHANGES IN INVESTMENTS
Balance at the beginning of the period	171,632
Balance at the end of the period		171,632
Transmissora Sul Litoranea de Energia S.A. - TSLE | EQUITY ATTRIBUTABLE TO OWNERS OF THE COMPANY
CHANGES IN INVESTMENTS
Balance at the beginning of the period		150,375	156,340
Dividends and Interest on Shareholder's equity			195
Equity Method			(6,160)
Balance at the end of the period			150,375
Transenergia Renovavle S.A.
CHANGES IN INVESTMENTS
Balance at the beginning of the period	116,395
Balance at the end of the period	97,461	116,395
Transenergia Renovavle S.A. | EQUITY ATTRIBUTABLE TO OWNERS OF THE COMPANY
CHANGES IN INVESTMENTS
Balance at the beginning of the period	116,395	116,471	124,031
Adjustments		(1)
Dividends and Interest on Shareholder's equity	(33,401)	(9,992)	(15,713)
Equity Method	14,467	9,917	8,153
Balance at the end of the period	97,461	116,395	116,471
Triangulo Mineiro Transmissora S.A.
CHANGES IN INVESTMENTS
Balance at the beginning of the period	126,654
Balance at the end of the period	182,828	126,654
Triangulo Mineiro Transmissora S.A. | EQUITY ATTRIBUTABLE TO OWNERS OF THE COMPANY
CHANGES IN INVESTMENTS
Balance at the beginning of the period	126,654	112,865	91,698
Capital contribution/ reduction			1,406
Adjustments	34,220
Dividends and Interest on Shareholder's equity	(3,920)	(1,470)
Equity Method	25,874	15,259	19,761
Balance at the end of the period	182,828	126,654	112,865
Vale do Sao Bartolomeu Transmissora de Energia S.A.
CHANGES IN INVESTMENTS
Balance at the beginning of the period	64,019
Balance at the end of the period	79,406	64,019
Vale do Sao Bartolomeu Transmissora de Energia S.A. | EQUITY ATTRIBUTABLE TO OWNERS OF THE COMPANY
CHANGES IN INVESTMENTS
Balance at the beginning of the period	64,019	60,305	51,173
Capital contribution/ reduction		357	4,926
Adjustments			(1)
Equity Method	15,387	3,357	4,207
Balance at the end of the period	79,406	64,019	60,305
Enerpeixe S.A.
CHANGES IN INVESTMENTS
Balance at the beginning of the period	265,711
Balance at the end of the period	266,309	265,711
Enerpeixe S.A. | EQUITY ATTRIBUTABLE TO OWNERS OF THE COMPANY
CHANGES IN INVESTMENTS
Balance at the beginning of the period	265,711	254,272	260,599
Dividends and Interest on Shareholder's equity	1,725	(35,175)	(54,430)
Equity Method	(1,127)	46,614	48,103
Balance at the end of the period	266,309	265,711	254,272
Others 2021 | EQUITY ATTRIBUTABLE TO OWNERS OF THE COMPANY
CHANGES IN INVESTMENTS
Balance at the beginning of the period	2,734,404
Capital contribution/ reduction	35,593
Transfer to assets held for sale/Write-off	(20,831)
Other Comprehensive Results	196,657
Adjustments	(67,637)
Dividends and Interest on Shareholder's equity	(404,263)
Equity Method	525,216
Provision for loss	2,265
Balance at the end of the period	3,001,404	2,734,404
Others 2020 | EQUITY ATTRIBUTABLE TO OWNERS OF THE COMPANY
CHANGES IN INVESTMENTS
Balance at the beginning of the period	R$ 2,844,586	2,681,493
Write-off		(2,941)
Other Comprehensive Results		(116,331)
AFAC Capitalization		63,315
Adjustments		133,951
Dividends and Interest on Shareholder's equity		(416,536)
Equity Method		519,252
Provision for loss		(17,617)
Balance at the end of the period		R$ 2,844,586	R$ 2,681,493